                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6404
                                  ---------------------------------------------

                    American Strategic Income Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

         800 Nicollet Mall, Minneapolis, MN                     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Joseph M. Ulrey III    800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  800-677-3863
                                                   ----------------------------

Date of fiscal year end:  November 30, 2004
                        --------------------------
Date of reporting period: May 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN (TM) LOGO]

[GRAPHIC]

AMERICAN STRATEGIC INCOME PORTFOLIO INC.


MAY 31, 2004
SEMIANNUAL REPORT

[FIRST AMERICAN (TM) LOGO]

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

As you are probably aware, the board of directors for American Strategic Income Portfolio Inc. (the "Fund"), as well as American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (Collectively, the "Existing Funds"), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Existing Funds who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Existing Funds. This transaction is subject to review by the Securites and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

                NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                                TABLE OF CONTENTS

 1       Financial Statements

 5       Notes to Financial Statements

19       Schedule of Investments

25       Shareholder Update

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES May 31, 2004

ASSETS:
Investments in unaffiliated securities, at value* (note 2)                         $    57,380,777
Investment in affiliated money market fund, at value** (note 3)                          3,806,508
Receivable for accrued interest                                                            256,633
Other assets                                                                                18,467
                                                                                   ---------------
   Total assets                                                                         61,462,385
                                                                                   ---------------

LIABILITIES:
Payable for reverse repurchase agreements (note 2)                                       8,191,087
Payable for investment management fees (note 3)                                             23,603
Bank overdraft                                                                               6,415
Payable for administrative fees (note 3)                                                    11,252
Payable for interest expense                                                                 5,006
Payable for reorganization expenses (notes 3 and 6)                                         35,447
Payable for other expenses                                                                  37,835
                                                                                   ---------------
   Total liabilities                                                                     8,310,645
                                                                                   ---------------
   Net assets applicable to outstanding capital stock                              $    53,151,740
                                                                                   ===============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital                                       $    54,290,747
Undistributed net investment income                                                        200,268
Accumulated net realized loss on investments                                            (2,548,962)
Unrealized appreciation of investments                                                   1,209,687
                                                                                   ---------------

   Total-representing net assets applicable to capital stock                       $    53,151,740
                                                                                   ===============

*Investments in unaffiliated securities, at cost                                   $    56,171,090
                                                                                   ===============
**Investment in affiliated money market fund, at cost                              $     3,806,508
                                                                                   ===============

NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding                                                             $    53,151,740
Shares outstanding (authorized 1 billion shares of $0.01
   par value)                                                                            4,231,331
Net asset value per share                                                          $         12.56
Market price per share                                                             $         12.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
Interest                                                                           $     2,189,836
Dividends                                                                                  136,888
Dividends from affiliated money market fund                                                  9,486
                                                                                   ---------------
   Total investment income                                                               2,336,210
                                                                                   ---------------

EXPENSES (NOTE 3):
Investment management fees                                                                 155,023
Administrative fees                                                                         66,975
Interest expense                                                                            86,032
Custodian fees                                                                               5,358
Transfer agent fees                                                                         13,209
Registration fees                                                                            6,660
Reports to shareholders                                                                     17,281
Mortgage servicing fees and other expenses                                                  16,400
Directors' fees                                                                              4,183
Audit and legal fees                                                                        14,874
                                                                                   ---------------
   Total expenses                                                                          385,995
                                                                                   ---------------

   Net investment income                                                                 1,950,215
                                                                                   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS (NOTE 4):
Net realized gain on investments                                                           104,497
Net change in unrealized appreciation or depreciation of
   investments                                                                            (669,357)
                                                                                   ---------------

   Net loss on investments                                                                (564,860)
                                                                                   ---------------

     Net increase in net assets resulting from operations                          $     1,385,355
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS For the Six Months Ended May 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                             $     1,385,355
  Adjustments to reconcile net increase in net assets from
    operations to net cash provided by operating activities:
     Purchases of investments                                                           (5,280,470)
     Proceeds from paydowns and sales of investments                                    14,753,968
     Net purchases of short-term securities                                             (2,276,802)
     Net amortization of bond discount and premium                                             276
     Net unrealized depreciation of investments                                            669,357
     Net realized gain on investments                                                     (104,497)
     Decrease in accrued interest receivable                                                79,256
     Increase in other assets                                                               (5,402)
     Decrease in accrued fees and expenses                                                 (37,087)
                                                                                   ---------------

  Net cash provided by operating activities                                              9,183,954
                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net payments for reverse repurchase agreements                                        (7,413,913)
  Distributions paid to shareholders                                                    (1,827,042)
                                                                                   ---------------

  Net cash used in financing activities                                                 (9,240,955)
                                                                                   ---------------

Net decrease in cash                                                                       (57,001)
Cash at beginning of period                                                                 50,586
                                                                                   ---------------
Bank overdraft at end of period                                                    $        (6,415)
                                                                                   ===============

Supplemental disclosure of cash flow information:
Cash paid for interest                                                             $        92,034
                                                                                   ===============
Noncash financing activities resulting from reinvested
  dividends                                                                        $        13,287
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                          ENDED
                                                                         5/31/04        YEAR ENDED
                                                                        (UNAUDITED)      11/30/03
                                                                       ------------    ------------
OPERATIONS:
Net investment income                                                  $  1,950,215    $  3,761,689
Net realized gain on investments                                            104,497         279,776
Net change in unrealized appreciation or depreciation of investments       (669,357)       (119,911)
                                                                       ------------    ------------

  Net increase in net assets resulting from operations                    1,385,355       3,921,554
                                                                       ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income                                               (1,840,329)     (3,680,357)
                                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS (NOTE 2):
Proceeds from 1,037 shares issued from reinvested dividends                  13,287              --
                                                                       ------------    ------------
  Total increase (decrease) in net assets                                  (441,687)        241,197

Net assets at beginning of period                                        53,593,427      53,352,147
                                                                       ------------    ------------

Net assets at end of period                                            $ 53,151,740    $ 53,593,427
                                                                       ============    ============

Undistributed net investment income                                    $    200,268    $     90,382
                                                                       ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION        American Strategic Income Portfolio Inc. (the "Fund") is
                        registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S.
                        government securities, corporate debt securities, preferred stock issued by real estate investment trusts, and mortgage servicing rights. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New
                        York Stock Exchange under the symbol ASP.

(2) SUMMARY OF          SECURITY VALUATIONS
    SIGNIFICANT         Security valuations for the Fund's investments (other
    ACCOUNTING          than whole loans) are furnished by one or more
    POLICIES            independent pricing services that have been approved by
                        the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing
                        Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities
                        (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of May 31, 2004, the Fund held fair valued securities with a value of $39,447,947 or 74.2% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

                        The Fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the investments. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

                        Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the Fund and third parties.

                        SECURITY TRANSACTIONS AND INVESTMENT INCOME
                        The Fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

                        WHOLE LOANS AND PARTICIPATION MORTGAGES
                        Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                        The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At May 31, 2004, loans representing 0.02% of net assets were 60 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate solely to single family whole loans and represent 0.7% of total single family principal outstanding at May 31, 2004. At May 31, 2004, no multifamily or commercial loans were delinquent.

                        Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. The Fund did not own any real estate during the six months ended May 31, 2004.

                        REVERSE REPURCHASE AGREEMENTS
                        Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended May 31, 2004, the weighted average borrowings outstanding were $11,571,525 and the weighted average interest rate was 1.22%.

                        SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                        Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2004, the Fund had no outstanding when-issued or forward-commitment securities.

                        MORTGAGE SERVICING RIGHTS
                        The Fund may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change.

                        FEDERAL TAXES
                        The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                        Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                        The tax character of distributions paid during the six months ended May 31, 2004 (estimated), and the fiscal year ended November 30, 2003, were as follows:

                                                                     2004         2003
                                                                 -----------  -----------
                        Distributions paid from ordinary income  $ 1,840,329  $ 3,680,357
                                                                 ===========  ===========

                        At November 30, 2003, the Fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

                        Undistributed ordinary income                         $    90,382
                        Accumulated capital losses                             (1,968,946)
                        Unrealized appreciation                                 1,194,531
                                                                              -----------
                        Accumulated deficit                                   $  (684,033)
                                                                              ===========

                        The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at November 30, 2003, is attributable to a one-time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

                        DISTRIBUTIONS TO SHAREHOLDERS
                        Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the Fund are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

                        REPURCHASE AGREEMENTS
                        For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

                        USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
                        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES            INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                        Pursuant to an investment advisory agreement (the
                        "Agreement"), USBAM, a subsidiary of U.S. Bank National
                        Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.20% of the Fund's average weekly net assets and 4.50% of the daily gross income accrued by the Fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the Fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the Fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended May 31, 2004, the effective investment management fee incurred by the Fund was 0.58%. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                        Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also co-administrator but currently has no functional responsibilities related to the Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under this agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.25% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

                        The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the Fund and the related money market funds, USBAM will reimburse the Fund an amount equal to that portion of the investment advisory fee received from the related money market funds that is attributable to the assets of the Fund. For financial statement purposes, this reimbursement is recorded as investment income.

                        CUSTODIAN FEES
                        U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with the Fund. The fee for the Fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

                        MORTGAGE SERVICING FEES
                        The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                        PROPOSED REORGANIZATION EXPENSES
                        As discussed in Note 6, the Fund has taken certain steps to reorganize, along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational and other meetings, and costs and expenses of accountants, attorneys, financial advisors and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the "Existing Funds"). The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net asset values whether or not an Existing Fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses related to the reorganization are $6,500,000. Based on the net asset values of the Existing Funds as of May 31, 2004, the Fund would bear approximately 8% of the total expenses of the reorganization.

                        OTHER FEES AND EXPENSES
                        In addition to the investment management, administrative, custodian and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, taxes, and other miscellaneous expenses.

(4) INVESTMENT          Cost of purchases and proceeds from paydowns and sales
    SECURITY            of securities and real estate, other than temporary
    TRANSACTIONS        investments in short-term securities, for the six months
                        ended May 31, 2004, aggregated $5,280,194 and
                        $14,753,968, respectively. Included in proceeds from paydowns and sales are $104,358 from prepayment penalties.

(5) CAPITAL LOSS        For federal income tax purposes, the Fund had capital
    CARRYOVER           loss carryovers at November 30, 2003, the Fund's most
                        recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

                                       CAPITAL LOSS
                                         CARRYOVER   EXPIRATION
                                       ------------  ----------
                                       $    964,494     2008
                                            737,067     2010
                                            267,385     2011
                                       ------------
                                       $  1,968,946
                                       ============

(6) PROPOSED            A combined proxy statement/registration statement, last
    REORGANIZATION      amended on April 23, 2003, has been filed with the
                        Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic
                        Income Portfolio Inc. II ("BSP"), American Strategic
                        Income Portfolio Inc. III ("CSP"), and American Select
                        Portfolio Inc. ("SLA"), reorganize into First American
                        Strategic Real Estate Portfolio, Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Fund, BSP, CSP, and SLA who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income
                        Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the Fund, BSP, CSP, and SLA. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

(7) INDEMNIFICATIONS    The Fund enters into contracts that contain a variety of
                        indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(8) FINANCIAL           Per-share data for a share of capital stock outstanding
    HIGHLIGHTS          throughout each period and selected information for each
                        period are as follows:

                                               SIX MONTHS
                                                  ENDED                           YEAR ENDED NOVEMBER 30,
                                                 5/31/04       ------------------------------------------------------------
                                               (UNAUDITED)       2003         2002         2001         2000         1999
                                               -----------     --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, beginning of period           $     12.67     $  12.61     $  12.63     $  12.51     $  12.35     $  12.98
                                               -----------     --------     --------     --------     --------     --------
Operations:
  Net investment income                               0.46         0.89         0.96         1.05         0.97         1.00
  Net realized and unrealized gains
    (losses) on investments                          (0.13)        0.04         0.05         0.13         0.15        (0.62)
                                               -----------     --------     --------     --------     --------     --------
    Total from operations                             0.33         0.93         1.01         1.18         1.12         0.38
                                               -----------     --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income                         (0.44)       (0.87)       (1.03)       (1.06)       (0.96)       (1.01)
                                               -----------     --------     --------     --------     --------     --------
Net asset value, end of period                 $     12.56     $  12.67     $  12.61     $  12.63     $  12.51     $  12.35
                                               ===========     ========     ========     ========     ========     ========
Market value, end of period                    $     12.13     $  12.80     $  12.05     $  12.79     $  11.19     $  11.44
                                               ===========     ========     ========     ========     ========     ========
SELECTED INFORMATION
Total return, net asset value (a)                     2.59%        7.56%        8.32%        9.85%        9.55%        3.03%
Total return, market value (b)                       (1.90)%      13.92%        2.32%       24.73%        6.68%        2.76%
Net assets at end of period (in millions)      $        53     $     54     $     53     $     53     $     53     $     58
Ratio of expenses to average weekly
  net assets including interest expense               1.44%(d)     2.00%        2.81%        2.70%        3.92%        3.83%
Ratio of expenses to average weekly
  net assets excluding interest expense               1.12%(d)     1.39%        1.63%        1.34%        1.56%        1.52%
Ratio of net investment income to
  average weekly net assets                           7.28%(d)     7.08%        7.56%        8.25%        7.85%        7.86%
Portfolio turnover rate (excluding
  short-term securities)                                 8%          50%          18%          30%          32%          22%
Amount of borrowings outstanding
  at end of period (in millions)               $         8     $     16     $     17     $     22     $     12     $     21
Per-share amount of borrowings
  outstanding at end of period                 $      1.94     $   3.69     $   3.92     $   5.19     $   2.77     $   4.50
Per-share amount of net assets,
  excluding borrowings, at end of period       $     14.50     $  16.36     $  16.53     $  17.82     $  15.28     $  16.85
Asset coverage ratio (c)                               749%         443%         421%         343%         552%         375%

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(d)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

AMERICAN STRATEGIC INCOME PORTFOLIO                                 May 31, 2004

                                                                   DATE            PAR
DESCRIPTION OF SECURITY                                          ACQUIRED          VALUE               COST          VALUE (a)
------------------------------------------------------------   -------------   -------------       -------------   -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET
  ASSETS)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 28.1%
  FIXED RATE -- 28.1%
         FHLMC, 5.50%, 1/1/18                                                  $   1,505,985       $   1,555,982   $   1,536,104
         FHLMC, 9.00%, 7/1/30                                                        413,145             424,209         448,778
         FNMA, 6.00%, 10/1/16                                                      1,084,099 (b)       1,106,636       1,127,463
         FNMA, 5.00%, 7/1/18                                                       3,896,746 (b)       3,890,887       3,895,538
         FNMA, 6.50%, 6/1/29                                                         464,027 (b)         460,838         481,716
         FNMA, 7.50%, 3/1/30                                                       1,201,532 (b)       1,181,764       1,279,488
         FNMA, 7.50%, 5/1/30                                                         125,104 (b)         120,853         133,431
         FNMA, 8.00%, 5/1/30                                                          33,840 (b)          33,407          36,473
         FNMA, 6.00%, 5/1/31                                                         877,390 (b)         882,423         894,797
         FNMA, 6.50%, 11/1/31                                                        621,208 (b)         635,083         643,726
         FNMA, 5.50%, 7/1/33                                                       4,500,936           4,446,676       4,455,927
                                                                                                   -------------   -------------

         Total U.S. Government Agency
           Mortgage-Backed Securities                                                                 14,738,758      14,933,441
                                                                                                   -------------   -------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (c,d,e) -- 74.1%
  COMMERCIAL LOANS -- 31.5%
     Advance Self Storage,
        9.13%, 12/1/05                                           11/29/00          1,234,644           1,234,644       1,259,336
     Buca Restaurant,
        8.63%, 1/1/11                                            12/27/00            913,309             913,309         958,975
     Hampden Medical Office,
        7.38%, 10/1/12                                           09/09/02          1,761,892           1,761,892       1,849,987
     Integrity Plaza Shopping Center,
        7.88%, 6/11/02                                           05/11/04          2,101,734           2,101,734       2,206,821
     Metro Center,
        5.20%, 5/1/09                                            04/07/04          2,650,000           2,650,000       2,679,227
     Orchard Commons,
        8.75%, 4/1/11                                            03/28/01            999,690             999,690       1,049,675
     Pacific Periodicals Building,
        8.03%, 1/1/08                                            12/09/97          1,239,749           1,239,749       1,289,339
     Rockwood Galleria,
        7.25%, 2/1/11                                            01/06/03          1,582,609           1,582,609       1,661,740
     Schendel Office Building,
        8.20%, 10/1/07                                           09/30/97          1,036,665           1,036,665         725,665
     Stephens Center,
        6.38%, 9/1/10                                            08/21/03          1,383,831           1,383,831       1,453,023
     Voit Office Building,
        8.13%, 9/1/08                                            08/17/01          1,524,375           1,524,375       1,600,594
                                                                                                   -------------   -------------
                                                                                                      16,428,498      16,734,381
                                                                                                   -------------   -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                   DATE            PAR
DESCRIPTION OF SECURITY                                          ACQUIRED          VALUE               COST          VALUE (a)
------------------------------------------------------------   -------------   -------------       -------------   -------------
  MULTIFAMILY LOANS -- 39.1%
     1500 Geneva I,
        5.38%, 10/1/06                                           09/03/03      $     740,000       $     740,000   $     754,800
     1500 Geneva II,
        13.38%, 10/1/06                                          09/03/03             50,000              50,000          49,411
     3715 California I,
        5.38%, 10/1/06                                           09/03/03          1,485,000           1,485,000       1,514,700
     3715 California II,
        13.38%, 10/1/06                                          09/03/03            100,000             100,000          98,822
     437 Hyde I,
        5.38%, 10/1/06                                           09/03/03            950,000             950,000         969,000
     437 Hyde II,
        13.38%, 10/1/06                                          09/03/03             50,000              50,000          49,411
     500 Bartlett I,
        5.38%, 10/1/06                                           09/03/03            555,000             555,000         566,100
     500 Bartlett II,
        13.38%, 10/1/06                                          09/03/03             25,000              25,000          24,706
     825 Jones I,
        5.38%, 10/1/06                                           09/03/03          1,750,000           1,750,000       1,785,000
     825 Jones II,
        13.38%, 10/1/06                                          09/03/03            100,000             100,000          98,822
     839 Jones I,
        5.38%, 10/1/06                                           09/03/03          1,415,000           1,415,000       1,443,300
     839 Jones II,
        13.38%, 10/1/06                                          09/03/03            100,000             100,000          98,822
     Applewood Manor,
        8.63%, 1/1/08                                            12/23/93            625,449             622,322         650,467
     Charleston Plaza Apartments,
        7.38%, 7/1/98                                            04/01/04          1,440,457           1,440,457       1,512,479
     El Dorado Apartments,
        4.40%, 6/1/07                                            05/28/04          2,630,000           2,630,000       2,630,000
     Franklin Woods Apartments,
        9.78%, 3/1/10                                            02/24/95          1,029,336           1,026,553       1,080,803
     Park Hollywood,
        7.38%, 6/1/12                                            05/31/02          1,157,100           1,157,100       1,214,955
     Rush Oaks Apartments,
        7.78%, 12/1/07                                           11/26/97            495,770             495,770         515,601
     Upland Apartments,
        5.38%, 6/1/06                                            05/23/03          1,200,000           1,200,000       1,236,000
     Vanderbilt Condominiums,
        8.04%, 10/1/09                                           09/29/99          1,148,228           1,148,228       1,205,639
     Villa Bonita, Chez Royalle,
        Fitzhugh Apartments I,
        7.25%, 3/1/06                                            02/21/03          1,900,000           1,900,000       1,938,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                   DATE            PAR
DESCRIPTION OF SECURITY                                          ACQUIRED          VALUE               COST          VALUE (a)
------------------------------------------------------------   -------------   -------------       -------------   -------------
     Villa Bonita, Chez Royalle,
        Fitzhugh Apartments II,
        9.88%, 3/1/06                                            02/21/03      $     350,000       $     350,000   $     325,187
     Woodland Garden Apartments,
        7.38%, 9/1/08                                            08/26/98            998,283             998,283       1,048,197
                                                                                                   -------------   -------------
                                                                                                      20,288,713      20,810,222
                                                                                                   -------------   -------------
  SINGLE FAMILY LOANS -- 3.5%
     Aegis, 10.00%, 3/26/10                                      10/26/95             48,671              45,971          50,131
     Aegis II, 9.66%, 1/28/14                                    12/28/95             40,436              36,994          41,649
     American Portfolio,
        4.88%, 10/18/15                                          07/18/95             27,462              26,152          28,285
     Anivan,
        5.19%, 4/14/12                                           06/14/96            118,758             119,530         119,525
     Bank of New Mexico,
        6.23%, 5/31/96                                           03/01/04             81,957              80,427          84,415
     Bluebonnet Savings and Loan,
        6.66%, 8/31/10                                           05/22/92            210,253             192,502         216,560
     Bluebonnet Savings and
        Loan II, 11.50%, 8/31/10                                 05/22/92             10,079               9,872          10,116
     CLSI Allison Williams,
        9.38%, 8/1/17                                            02/28/92             65,206              59,585          67,163
     Cross Roads Savings and Loan,
        6.25%, 1/1/21                                            01/07/92             42,255              39,952          43,524
     Cross Roads Savings and
        Loan II, 8.34%, 1/1/21                                   01/07/92             62,848              59,073          64,733
     Fairbanks, Utah,
        5.50%, 9/23/15                                           05/21/92             24,089              20,431          24,811
     First Boston Mortgage Pool,
        9.04%, 6/29/04                                           06/23/92             78,747              64,183          81,109
     Huntington MEWS,
        9.00%, 8/1/17                                            01/22/92            168,539             145,429         173,595
     Knutson Mortgage Portfolio I,
        9.37%, 8/1/17                                            02/26/92            191,305             182,513         197,044
     McClemore, Matrix
        Funding Corporation,
        10.50%, 9/30/12                                          09/09/92             50,046              47,538          51,547
     Nomura III, 8.20%, 4/29/17                                  09/29/95            400,311             361,733         408,881
     Rand Mortgage Corporation,
        9.50%, 2/1/92                                            07/01/02             71,711              58,783          73,863
     Salomon II,
        9.34%, 11/23/14                                          12/23/94             80,926              70,403          83,354

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                                   PAR
                                                                   DATE           VALUE/
DESCRIPTION OF SECURITY                                          ACQUIRED         SHARES               COST          VALUE (a)
------------------------------------------------------------   -------------   -------------       -------------   -------------
     Valley Bank of Commerce, N.M.,
        9.01%, 8/31/10                                           05/07/92      $      37,247       $      31,571   $      38,365
                                                                                                   -------------   -------------
                                                                                                       1,652,642       1,858,670
                                                                                                   -------------   -------------
        Total Whole Loans and
          Participation Mortgages                                                                     38,369,853      39,403,273
                                                                                                   -------------   -------------
MORTGAGE SERVICING RIGHTS (e,f) -- 0.1%
     Matrix Servicing Rights,
        0.12%, 7/10/22                                           07/10/92          5,462,076              45,744          44,674
                                                                                                   -------------   -------------
PREFERRED STOCKS -- 5.6%
  REAL ESTATE INVESTMENT TRUSTS -- 5.6%
     Archstone Community Trust,
        Series D                                                 04/23/01             13,125             342,038         337,575
     BRE Properties, Series B                                    01/28/03             20,500             539,150         544,275
     Developers Divers Realty                                    01/08/03             13,000             338,650         335,400
     Equity Residential Properties,
        Series D                                                 08/15/02              1,600              42,553          42,304
     Federal Realty
        Investment Trust                                         01/21/03             22,000             580,483         566,940
     HRPT Properties Trust,
        Series A                                                 01/09/03              8,400             225,120         223,020
     HRPT Properties Trust,
        Series B                                                 01/08/03             14,000             364,477         369,600
     PS Business Park,
        Series D                                                 01/29/03             11,500             308,161         306,015
     PS Business Park,
        Series F                                                 01/21/03             10,500             276,103         274,260
                                                                                                   -------------   -------------
        Total Preferred Stocks                                                                         3,016,735       2,999,389
                                                                                                   -------------   -------------
        Total Investments in
          Unaffiliated Securities                                                                     56,171,090      57,380,777
                                                                                                   -------------   -------------
AFFILIATED MONEY MARKET FUND (g) -- 7.2%
     First American Prime
        Obligations Fund, Class Z                                                  3,806,508           3,806,508       3,806,508
                                                                                                   -------------   -------------
        Total Investments in
          Securities (h) - 115.1%                                                                  $  59,977,598   $  61,187,285
                                                                                                   =============   =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(b) ON MAY 31, 2004, SECURITIES VALUED AT $8,492,632 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENT:

                                                                    NAME OF
                                                                    BROKER
               ACQUISITION                          ACCRUED     AND DESCRIPTION
  AMOUNT          DATE        RATE        DUE      INTEREST      OF COLLATERAL
-----------   -------------  -------   ---------  ----------   -----------------
$ 8,191,087      5/12/04      1.10%*    6/11/04   $    5,006           (1)
===========                                       ==========

*RATE IS A NEGOTIATED FIXED RATE

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
      (1)  MORGAN STANLEY:
           FNMA, 6.00%, 10/1/16, $1,084,099 PAR
           FNMA, 5.00%, 7/1/18, $3,896,746 PAR
           FNMA, 6.50%, 6/1/29, $464,027 PAR
           FNMA, 7.50%, 3/1/30, $1,201,532 PAR
           FNMA, 7.50%, 5/1/30, $125,104 PAR
           FNMA, 8.00%, 5/1/30, $33,840 PAR
           FNMA, 6.00%, 5/1/31, $877,390 PAR
           FNMA, 6.50%, 11/1/31, $621,208 PAR

THE FUND HAS ENTERED INTO A LENDING AGREEMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $10,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $10,000,000 LENDING AGREEMENT.

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON MAY 31, 2004. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF MAY 31, 2004.
(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, ARE PRESENTED BELOW.

COMMERCIAL LOANS:
       ADVANCE SELF STORAGE - LINCOLN, NE
       BUCA RESTAURANT - MAPLE GROVE, MN
       HAMPDEN MEDICAL OFFICE - ENGLEWOOD, CO
       INTEGRITY PLAZA SHOPPING CENTER - ALBUQUERQUE, NM
       METRO CENTER - ALBUQUERQUE, NM
       ORCHARD COMMONS - ENGLEWOOD, CO
       PACIFIC PERIODICALS BUILDING - LAKEWOOD, WA
       ROCKWOOD GALLERIA - GRESHAM, OR
       SCHENDEL OFFICE BUILDING - BEAVERTON, OR
       STEPHENS CENTER - MISSOULA, MT
       VOIT OFFICE BUILDING - ORANGE, CA

MULTIFAMILY LOANS:
           1500 GENEVA I - SAN FRANCISCO, CA
           1500 GENEVA II - SAN FRANCISCO, CA
           3715 CALIFORNIA I - SAN FRANCISCO, CA
           3715 CALIFORNIA II - SAN FRANCISCO, CA
           437 HYDE I - SAN FRANCISCO, CA
           437 HYDE II - SAN FRANCISCO, CA
           500 BARTLETT I - SAN FRANCISCO, CA
           500 BARTLETT II - SAN FRANCISCO, CA
           825 JONES I - SAN FRANCISCO, CA
           825 JONES II - SAN FRANCISCO, CA
           839 JONES I - SAN FRANCISCO, CA
           839 JONES II - SAN FRANCISCO, CA
           APPLEWOOD MANOR - DULUTH, MN
           CHARLESTON PLAZA APARTMENTS - LAS VEGAS, NV
           EL DORADO APARTMENTS - TUCSON, AZ
           FRANKLIN WOODS APARTMENTS - FRANKLIN, NH
           PARK HOLLYWOOD - PORTLAND, OR
           RUSH OAKS APARTMENTS - LaPORTE, TX
           UPLAND APARTMENTS - UPLAND, CA
           VANDERBILT CONDOMINIUMS - AUSTIN, TX
           VILLA BONITA, CHEZ ROYALLE, FITZHUGH APARTMENTS I - DALLAS, TX VILLA BONITA, CHEZ ROYALLE, FITZHUGH APARTMENTS II - DALLAS, TX WOODLAND GARDEN APARTMENTS - ARLINGTON, WA

SINGLE FAMILY LOANS:
           AEGIS - 1 LOAN, MIDWESTERN UNITED STATES
           AEGIS II - 2 LOANS, MIDWESTERN UNITED STATES
           AMERICAN PORTFOLIO - 1 LOAN, TEXAS AND CALIFORNIA
           ANIVAN - 2 LOANS, MARYLAND, NEW JERSEY, VIRGINIA
           BANK OF NEW MEXICO - 2 LOANS, NEW MEXICO
           BLUEBONNET SAVINGS AND LOAN - 7 LOANS, TEXAS
           BLUEBONNET SAVINGS AND LOAN II - 1 LOAN, TEXAS
           CLSI ALLISON WILLIAMS - 6 LOANS, TEXAS
           CROSS ROADS SAVINGS AND LOAN - 1 LOAN, OKLAHOMA
           CROSS ROADS SAVINGS AND LOAN II - 3 LOANS, OKLAHOMA
           FAIRBANKS, UTAH - 1 LOAN, UTAH
           FIRST BOSTON MORTGAGE POOL - 5 LOANS, UNITED STATES
           HUNTINGTON MEWS - 4 LOANS, NEW JERSEY
           KNUTSON MORTGAGE PORTFOLIO I - 3 LOANS, MIDWESTERN UNITED STATES McCLEMORE, MATRIX FUNDING CORPORATION - 1 LOAN, NORTH CAROLINA NOMURA III - 8 LOANS, MIDWESTERN UNITED STATES
           RAND MORTGAGE CORPORATION - 3 LOANS, TEXAS
           SALOMON II - 2 LOANS, MIDWESTERN UNITED STATES
           VALLEY BANK OF COMMERCE, N.M. - 4 LOANS, NEW MEXICO

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. THESE SECURITIES ARE FAIR VALUED IN ACCORDANCE WITH THE BOARD APPROVED VALUATION PROCEDURES. ON MAY 31, 2004, THE TOTAL VALUE OF FAIR VALUED SECURITIES WAS $39,447,947 OR 74.2% OF NET ASSETS.
(f) INTEREST RATE DISCLOSED REPRESENTS THE CURRENT YIELD BASED ON THE CURRENT COST BASIS AND ESTIMATED FUTURE CASH FLOWS.
(g) INVESTMENT IN AFFILIATED SECURITY. THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS THE ADVISOR FOR THE FUND. SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(h) ON MAY 31, 2004, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $60,662,111. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, BASED ON THIS COST WERE AS
     FOLLOWS:


     GROSS UNREALIZED APPRECIATION           $        914,534
     GROSS UNREALIZED DEPRECIATION                   (389,360)
                                             ----------------
        NET UNREALIZED APPRECIATION          $        525,174
                                             ================

ABBREVIATIONS:
     FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

SHAREHOLDER UPDATE (Unaudited)

                        HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.2004

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

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

BOARD OF DIRECTORS


VIRGINIA STRINGER
Chairperson of American Strategic Income Portfolio Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of American Strategic Income Portfolio Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

MICKEY FORET
Director of American Strategic Income Portfolio Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of American Strategic Income Portfolio Inc.
Vice President of Cargo-United Airlines

VICTORIA HERGET
Director of American Strategic Income Portfolio Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of American Strategic Income Portfolio Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Strategic Income Portfolio Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Strategic Income Portfolio Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of American Strategic Income Portfolio Inc.
Owner and President of Jim Wade Homes

AMERICAN STRATEGIC INCOME PORTFOLIO INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

AMERICAN STRATEGIC INCOME PORTFOLIO INC.
2004 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

[GRAPHIC]

This document is printed on paper Containing 10% postconsumer Waste.


7/2004  0255.04  ASP-SAR

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

RESPONSE: Not applicable to semi-annual report.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

RESPONSE: Not applicable to semi-annual report.

ITEM 6--SCHEDULE OF INVESTMENTS (applicable for periods ending on or after July 9, 2004) - File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

RESPONSE: Not applicable for periods ending before July 9, 2004.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable to semi-annual report.

ITEM 8--PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS (applicable for periods ending on or after June 15, 2004)

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

(b) The table shall include the following information for each class of securities for each month included in the period covered by the report:
    (1) The total number of shares (or units) purchased (column (a));
    (2) The average price paid per share (or unit) (column (b));
    (3) The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and
    (4) The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

RESPONSE: Not applicable for periods ending before June 15, 2004.

ITEM 9--SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS - Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

RESPONSE: The registrant's Board of Directors has adopted the following procedures by which shareholders may recommend nominees to the registrant's board of directors. The Governance Committee of the registrant's Board of Directors will consider shareholder recommendations for director nominees in connection with each annual shareholders meeting of the registrant and any special shareholders meeting which is called for the purpose of electing directors. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Virginia Stringer) or the Chair of the Governance Committee (Richard Riederer), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

    - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

    - any other information that the registrant would be required to include in a proxy statement concerning the person if he or she was nominated; and

    - the name and address of the person submitting the recommendation, together with the number of shares held in the registrant by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. In order for the Governance Committee to consider a shareholder's recommended nominee for election at the annual shareholders meeting in a given year, the recommendation should be submitted to the Governance Committee no later than May 31 in that year.

ITEM 10--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:   /s/ Thomas S. Schreier, Jr.
      ---------------------------
      Thomas S. Schreier, Jr.
      President

Date: August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.
      ---------------------------
      Thomas S. Schreier, Jr.
      President

Date: August 6, 2004

By:   /s/ Joseph M. Ulrey III
      ---------------------------
      Joseph M. Ulrey III
      Treasurer

Date: August 6, 2004